Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Borrowings
	December 31, 2018	December 31, 2017
Term Loan B facility	$ 418,538	$ 441,471
Credit facilities	75,671	69,161

Total debt	$ 494,209	$ 510,632
Financial liability	24,842	—

Total borrowings	$ 519,051	$ 510,632
Less: Long-term unamortized discount	(6,629)	(10,824)
Less: Current portion of long-term borrowings, net	(26,804)	(26,586)
Less: Deferred finance costs, net	(4,937)	(6,345)

Long-term borrowings, net	$ 480,681	$ 466,877

Maturities of Long Term Debt
Year	Amount
2019	$ 33,392
2020	414,297
2021	16,230
2022	6,833
2023 and thereafter	48,299

Total	$ 519,051